Restatement of Previously Issued Financial Statements	7 Months Ended
Dec. 31, 2020
CIK0001816090 FTAC Olympus Acquisition Corp.
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements as of and for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.  Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash. The table below summarizes the changes to the previously issued financial information.

	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of August 28, 2020 (audited)
Warrant Liabilities	$-	$42,957,966	$42,957,966
Total Liabilities	30,038,556	42,957,966	72,996,522
Class A Ordinary Shares Subject to Possible Redemption	721,047,750	(42,957,966)	678,089,784
Class A Ordinary Shares	507	429	936
Additional Paid-in Capital	5,002,305	2,540,939	7,543,244
Accumulated Deficit	(5,015)	(2,541,368)	(2,546,383)
Shareholders’ Equity	5,000,008	-	5,000,008
Number of shares subject to redemption	72,104,775	(4,295,797)	67,808,978

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$-	$43,739,664	$43,739,664
Total Liabilities	30,306,708	$43,739,664	74,046,372
Class A Ordinary Shares Subject to Possible Redemption	725,421,970	(43,739,664)	681,682,306
Class A Ordinary Shares	510	437	947
Additional Paid-in Capital	5,087,486	(3,058,560)	8,146,046
Accumulated Deficit	(89,928)	(3,058,997)	(3,148,925)
Shareholders’ Equity	5,000,009	-	5,000,009
Number of shares subject to redemption	72,542,197	(4,373,966)	68,168,231

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$-	$49,174,771	$49,174,771
Total Liabilities	30,404,648	49,174,771	79,579,419
Class A Ordinary Shares Subject to Possible Redemption	724,852,470	(49,174,771)	675,677,699
Class A Ordinary Shares	516	492	1,008
Additional Paid-in Capital	5,656,980	8,493,612	14,150,592
Accumulated Deficit	(659,436)	(8,494,104)	(9,153,540)
Shareholders’ Equity	5,000,001	-	5,000,001
Number of shares subject to redemption	72,485,247	(4,917,477)	67,567,770

Three Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	-	(517,629)	(517,629)
Offering costs associated with warrants recorded as liabilities	-	(2,541,368)	(2,541,368)
Net loss	(84,913)	(3,058,997)	(3,143,910)
Weighted average shares outstanding of Class A redeemable ordinary shares	75,115,000	-	75,115,000
Basic and diluted net loss per share, Class A redeemable ordinary shares	0.00	0.00	0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares	20,089,849	-	20,089,849
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares	(0.00)	(0.16)	(0.16)

Period from June 2, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	-	(517,629)	(517,629)
Offering costs associated with warrants recorded as liabilities	-	(2,541,368)	(2,541,368)
Net loss	(89,928)	(3,058,997)	(3,148,925)
Weighted average shares outstanding of Class A redeemable ordinary shares	75,115,000	-	75,115,000
Basic and diluted net loss per share, Class A redeemable ordinary shares	0.00	0.00	0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares	19,897,156	-	19,897,156
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares	(0.00)	(0.16)	(0.16)

Period from June 2, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	-	(5,952,736)	(5,952,736)
Offering costs associated with warrants recorded as liabilities	-	(2,541,368)	(2,541,368)
Net loss	(659,436)	(8,494,104)	(9,153,540)
Weighted average shares outstanding of Class A redeemable ordinary shares	75,376,489	-	75,376,489
Basic and diluted net loss per share, Class A redeemable ordinary shares	0.00	0.00	0.00
Weighted average shares outstanding of Class A and B non-redeemable ordinary shares	20,766,410	-	20,766,410
Basic and diluted net loss per share, Class A and Class B non-redeemable ordinary shares	(0.03)	(0.41)	(0.44)

Cash Flow Statement for the period ended September 30, 2020 (unaudited)
Net loss	(89,928)	(3,058,997)	(3,148,925)
Change in fair value of warrant liabilities	-	517,629	517,629
Transaction costs allocable to warrant liabilities	-	2,541,368	2,541,368
Initial value of Class A ordinary shares subject to possible redemption	725,506,890	(43,222,035)	682,284,855
Change in value of Class A ordinary shares subject to possible redemption	(84,920)	-	(84,920)

Cash Flow Statement for the period ended December 31, 2020 (audited)
Net loss	(659,436)	(8,494,104)	(9,153,540)
Change in fair value of warrant liabilities	-	5,952,736	5,952,736
Transaction costs allocable to warrant liabilities	-	2,541,368	2,541,368
Initial value of Class A ordinary shares subject to possible redemption	725,506,890	(43,222,035)	682,284,855
Change in value of Class A ordinary shares subject to possible redemption	(654,420)	(5,952,736)	(6,607,156)